Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Before Provision for Taxes
The Income Before Provision for Taxes consists of the following:

	Year Ended December 31,
	2023	2022	2021
Income Before Provision (Benefit) for Taxes
U.S. Domestic Income	$2,577,184	$3,023,588	$13,275,132
Foreign Income	380,530	438,201	284,264

	$2,957,714	$3,461,789	$13,559,396

Provision (Benefit) for Income Taxes
The Provision for Taxes consists of the following:

	Year Ended December 31,
	2023	2022	2021
Current
Federal Income Tax	$362,144	$503,075	$507,648
Foreign Income Tax	112,861	75,859	55,376
State and Local Income Tax	186,851	255,421	156,735

	661,856	834,355	719,759

Deferred
Federal Income Tax	(94,732)	(312,961)	373,223
Foreign Income Tax	(7,020)	(3,048)	(2,654)
State and Local Income Tax	(46,643)	(45,466)	94,073

	(148,395)	(361,475)	464,642

Provision for Taxes	$513,461	$472,880	$1,184,401

Summary of Blackstone's Tax Position
The following table summarizes Blackstone’s tax position:

	Year Ended December 31,
	2023	2022	2021
Income Before Provision for Taxes	$2,957,714	$3,461,789	$13,559,396
Provision for Taxes	$513,461	$472,880	$1,184,401
Effective Income Tax Rate	17.4%	13.7%	8.7%

Reconciliations of Effective Income Tax Rate to Federal Statutory Tax Rate
The following table reconciles the effective income tax rate to the U.S. federal statutory tax rate:

				2023	2022
	Year Ended December 31,			vs.	vs.
	2023	2022	2021	2022	2021
Statutory U.S. Federal Income Tax Rate	21.0%	21.0%	21.0%	—	—
Income Passed Through to Non-Controlling
Interest Holders	-8.2%	-8.1%	-10.2%	-0.1%	2.1%
State and Local Income Taxes	4.3%	6.0%	2.1%	-1.7%	3.9%
Change in Valuation Allowance	—	—	-4.1%	—	4.1%
Basis Adjustment (a)	—	-4.6%	—	4.6%	-4.6%
Other	0.3%	-0.6%	-0.1%	0.9%	-0.5%

Effective Income Tax Rate	17.4%	13.7%	8.7%	3.7%	5.0%

(a)
Represents the impact of the
out-of-period
adjustment made during the year ended December 31, 2022 to revise the book investment basis used to calculate deferred tax assets and the deferred tax provision.

Summary of Tax Effects of Temporary Differences	A summary of the tax effects of the temporary differences is as follows:

	December 31,
	2023	2022
Deferred Tax Assets
Investment Basis Differences/Net Unrealized Gains and Losses	$2,210,974	$2,031,002
Other	120,420	31,720

Total Deferred Tax Assets	2,331,394	2,062,722

Deferred Tax Liabilities
Investment Basis Differences/Net Unrealized Gains and Losses	18,333	15,409
Other	2,163	31,498

Total Deferred Tax Liabilities	20,496	46,907

Net Deferred Tax Assets	$2,310,898	$2,015,815

Schedule of Major Filing Jurisdictions and Open Period Subject to Examinations	The following are the major filing jurisdictions and their respective earliest open period subject to examination:

Jurisdiction	Year
Federal	2020
New York City	2009
New York State	2016
United Kingdom	2011

Blackstone's Unrecognized Tax Benefits Excluding Related Interest and Penalties
Blackstone’s unrecognized tax benefits, excluding related interest and penalties, were:

	December 31,
	2023	2022	2021
Unrecognized Tax Benefits - January 1	$153,624	$47,501	$32,933
Additions Based on Tax Positions Related to Current Year	19,807	—	—
Reductions for Tax Positions of Current Year	(19,737)	—	—
Additions for Tax Positions of Prior Years	57,081	106,059	14,557
Exchange Rate Fluctuations	3	64	11

Unrecognized Tax Benefits - December 31	$210,778	$153,624	$47,501